Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2013